Income Taxes (Income tax reconciliation) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Tax at Statutory Income Tax Rate									$ 2,667,347	$ 2,782,229	$ 2,758,729
State Tax and Other									(26,284)	(41,986)	66,738
Tax Exempt Interest									(732,087)	(684,708)	(534,325)
Valuation Allowance									11,504	11,564	12,026
Total Income Tax Expense	$ 115,000	$ 655,000	$ 510,000	$ 641,000	$ 371,000	$ 601,000	$ 527,000	$ 567,000	$ 1,920,480	$ 2,067,099	$ 2,303,168